PREFERRED SHARES AND WARRANTS TO PREFERED SHARES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of preferred shares and warrants to prefered shares [abstract]
Schedule of Movements in Three Components
The table below presents the movements in the three components during 2018, 2017 and 2016:

	Preferred shares	Warrants to purchase preferred shares and shares	Liability to issue preferred shares and warrants	Total
	U.S. dollars in thousands
Balance as of January 1, 2016	13,062	4,117	2,154	19,333
Changes in fair value	(2,031)	(954)	(1,881)	(4,866)
Balance as of December 31, 2016	11,031	3,163	273	14,467
Issuance of Series B preferred shares and warrants to purchase Series B preferred shares	12,980	198	-	13,178
Conversion of 2016 Convertible Loan and warrants to series B-1 preferred shares and warrant to purchase Series B preferred shares	11,695	1,988	-	13,683
Change of conditions of the liability to issue preferred shares and warrants to warrants	-	1,160	(1,160)	-
Changes in fair value	(2,251)	(1,111)	887	(2,475)
Balance as of December 31, 2017	33,455	5,398	-	38,853
Conversion of Preferred shares to Ordinary shares on IPO	(32,621)	-	-	(32,621)
Conversion of Warrants to purchase preferred shares to Warrants to purchase ordinary shares on IPO	-	(5,548)	-	(5,548)
Changes in fair value	(834)	150	-	(684)
Balance as of December 31, 2018	-	-	-	-

Schedule of Valuations of Fair Value of Instruments
As of the closing of the IPO, July 2, 2018 and as of December 31, 2017, the Company prepared valuations of the fair value of the instruments described above using a combination of the Probability-Weighted Expected Return Method and Back Solve option pricing method model. The following parameters were used:

	July 2	December 31
	2018	2017
Price per share*	$865	$908.78
Volatility	62%	55%
Probability of entering Phase 2b/3	NA	70%
Probability for IPO	100%	85%

* The price per share as of July 2, 2018 was based on quoted price on Nasdaq before shares split. As of December 31, 2017, the valuation of the Company's financial liabilities was based on the market approach by using the price per share, prior to IPO split) of $908.78 per preferred B share as a basis for the fair market value.

Immediately prior to the IPO, the fair value measurement of the preferred shares and the convertible loan was based upon the fair value of the Company's share (the IPO price) only, which represents a level 1 measurement, while the Fair value of the warrants to ordinary shares represent a level 3 measurement.